Commitments and Contingencies - Capital Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Commitments, Disposal Group [Line Items]
Contractual obligation	$ 37.0
Contractual obligation, due in 2014	1.0
Contractual obligation, due in 2015	4.2
Contractual obligation, due in 2016	0.3
Contractual obligation, due in 2017	8.8
Contractual obligation, due in 2018 and thereafter	2.6
Contractual obligation, during 2013	20.1
US Bank Tower
Capital Commitments, Disposal Group [Line Items]
Contractual Obligation, Dispsoal Group	1.2
Contractual Obligation, due 2013, Disposal Group	1.1
Contractual Obligation, due 2016, Disposal Group	0.1
Plaza Las Fuentes
Capital Commitments, Disposal Group [Line Items]
Contractual Obligation, Dispsoal Group	1.7
Contractual Obligation, due 2013, Disposal Group	0.8
Contractual Obligation, due 2016, Disposal Group	0.2
Contractual Obligations, due 2017, Disposal Group	$ 0.7